Condensed Consolidating Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements

Condensed Consolidating Balance Sheet
March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$51,606	$2,812	$40,511	$—	$94,929
Pawn loan fees and service charges receivable	—	6,278	10,261	—	16,539
Pawn loans	—	47,361	66,577	—	113,938
Consumer loans, net	—	518	721	—	1,239
Inventories	—	29,770	42,509	—	72,279
Prepaid expenses and other current assets	1,365	—	1,060	—	2,425
Deferred tax assets	906	—	4,284	—	5,190
Total current assets	53,877	86,739	165,923	—	306,539

Property and equipment, net	4,025	47,687	58,170	—	109,882
Goodwill, net	—	152,981	101,809	—	254,790
Other non-current assets	6,805	4,037	5,136	—	15,978
Deferred tax assets	—	—	7,249	(7,249)	—
Intercompany receivable	—	—	161,272	(161,272)	—
Investments in subsidiaries	748,735	—	—	(748,735)	—
Total assets	$813,442	$291,444	$499,559	$(917,256)	$687,189

LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	12,064	7,217	17,903	—	37,184
Income taxes payable	1,887	—	1,490	—	3,377
Total current liabilities	13,951	7,217	19,393	—	40,561

Senior unsecured notes	200,000	—	—	—	200,000
Deferred income tax liabilities	883	10,689	4,969	(7,249)	9,292
Intercompany payable	161,272	—	—	(161,272)	—
Total liabilities	376,106	17,906	24,362	(168,521)	249,853

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	177,225	—	—	—	177,225
Retained earnings	512,707	273,538	482,900	(748,735)	520,410
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,703)	—	(8,006)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)
Total stockholders' equity	437,336	273,538	475,197	(748,735)	437,336
Total liabilities and stockholders' equity	$813,442	$291,444	$499,559	$(917,256)	$687,189

Condensed Consolidating Statement of Comprehensive Income
Three Months Ended March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$37,358	$61,350	$—	$98,708
Pawn loan fees	—	19,466	28,172	—	47,638
Consumer loan and credit services fees	—	8,963	821	—	9,784
Wholesale scrap jewelry revenue	—	7,507	6,140	—	13,647
Total revenue	—	73,294	96,483	—	169,777

Cost of revenue:
Cost of retail merchandise sold	—	21,136	39,354	—	60,490
Consumer loan and credit services loss provision	—	1,565	178	—	1,743
Cost of wholesale scrap jewelry sold	—	6,119	4,969	—	11,088
Total cost of revenue	—	28,820	44,501	—	73,321

Net revenue	—	44,474	51,982	—	96,456

Expenses and other income:
Store operating expenses	—	21,187	27,305	—	48,492
Administrative expenses	7,051	—	6,278	—	13,329
Depreciation and amortization	290	1,450	2,532	—	4,272
Interest expense	1,436	—	—	—	1,436
Interest income	(29)	25	(77)	—	(81)
Total expenses and other income	8,748	22,662	36,038	—	67,448

Income from continuing operations before income taxes	(8,748)	21,812	15,944	—	29,008

Provision for income taxes	(6,497)	7,634	4,917	—	6,054

Income from continuing operations	(2,251)	14,178	11,027	—	22,954

Income (loss) from discontinued operations, net of tax	—	—	(272)	—	(272)
Net income	$(2,251)	$14,178	$10,755	$—	$22,682
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(255)	—	—	—	(255)
Comprehensive income	$(2,506)	$14,178	$10,755	$—	$22,427

Condensed Consolidating Statement of Comprehensive Income
Three Months Ended March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$28,940	$52,830	$—	$81,770
Pawn loan fees	—	16,814	26,337	—	43,151
Consumer loan and credit services fees	—	10,741	1,026	—	11,767
Wholesale scrap jewelry revenue	—	12,724	10,500	—	23,224
Total revenue	—	69,219	90,693	—	159,912

Cost of revenue:
Cost of retail merchandise sold	—	15,194	32,845	—	48,039
Consumer loan and credit services loss provision	—	1,989	120	—	2,109
Cost of wholesale scrap jewelry sold	—	9,757	8,747	—	18,504
Total cost of revenue	—	26,940	41,712	—	68,652

Net revenue	—	42,279	48,981	—	91,260

Expenses and other income:
Store operating expenses	—	18,074	24,731	—	42,805
Administrative expenses	9,211	—	3,881	—	13,092
Depreciation and amortization	277	1,130	2,218	—	3,625
Interest expense	719	—	—	—	719
Interest income	(3)	—	(144)	—	(147)
Total expenses and other income	10,204	19,204	30,686	—	60,094

Income from continuing operations before income taxes	(10,204)	23,075	18,295	—	31,166

Provision for income taxes	(2,962)	8,307	5,641	—	10,986

Income from continuing operations	(7,242)	14,768	12,654	—	20,180

Income (loss) from discontinued operations, net of tax	—	—	84	—	84
Net income	$(7,242)	$14,768	$12,738	$—	$20,264
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	6,231	—	—	—	6,231
Comprehensive income	$(1,011)	$14,768	$12,738	$—	$26,495

Condensed Consolidating Balance Sheet
March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$19,464	$4,031	$14,844	$—	$38,339
Pawn loan fees and service charges receivable	—	5,736	9,808	—	15,544
Pawn loans	—	41,518	63,118	—	104,636
Consumer loans, net	—	776	842	—	1,618
Inventories	—	24,855	39,916	—	64,771
Prepaid expenses and other current assets	5,271	—	4,487	(2,448)	7,310
Deferred tax assets	1,148	—	—	—	1,148
Total current assets	25,883	76,916	133,015	(2,448)	233,366

Property and equipment, net	4,431	38,565	54,010	—	97,006
Goodwill, net	—	95,755	73,044	—	168,799
Other non-current assets	—	3,244	3,317	—	6,561
Deferred tax assets	—	—	267	(267)	—
Intercompany receivable	—	—	140,562	(140,562)	—
Investments in subsidiaries	582,319	—	—	(582,319)	—
Total assets	$612,633	$214,480	$404,215	$(725,596)	$505,732

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,240	$—	$—	$—	$3,240
Accounts payable and accrued liabilities	10,092	5,435	15,300	—	30,827
Income taxes payable	2,448	—	—	(2,448)	—
Total current liabilities	15,780	5,435	15,300	(2,448)	34,067

Revolving unsecured credit facility	52,000	—	—	—	52,000
Notes payable, net of current portion	7,531	—	—	—	7,531
Deferred income tax liabilities	1,781	8,457	7,184	(267)	17,155
Intercompany payable	140,562	—	—	(140,562)	—
Total liabilities	217,654	13,892	22,484	(143,277)	110,753

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	393	—	—	—	393
Additional paid-in capital	175,144	—	—	—	175,144
Retained earnings	433,656	200,588	382,221	(582,319)	434,146
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(219)	—	(490)	—	(709)
Common stock held in treasury, at cost	(213,995)	—	—	—	(213,995)

Condensed Consolidating Balance Sheet (Continued)
March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	394,979	200,588	381,731	(582,319)	394,979
Total liabilities and stockholders' equity	$612,633	$214,480	$404,215	$(725,596)	$505,732

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2014
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$18,875	$(8,673)	$15,392	$—	$25,594
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	13,611	(7,838)	—	5,773
Purchases of property and equipment	(160)	(1,477)	(4,037)	—	(5,674)
Acquisitions of pawn stores, net of cash acquired	—	(4,889)	—	—	(4,889)
Investing activity with subsidiaries	4,478	—	(4,478)	—	—
Net cash flow provided by (used in) investing activities	4,318	7,245	(16,353)	—	(4,790)
Cash flow from financing activities:
Borrowings from revolving credit facilities	2,500	—	—	—	2,500
Repayments of revolving credit facilities	(184,500)	—	—	—	(184,500)
Repayments of notes payable	(8,352)	—	—	—	(8,352)
Issuance of senior notes	200,000	—	—	—	200,000
Debt issuance costs paid	(5,909)	—	—	—	(5,909)
Net cash flow provided by (used in) financing activities	3,739	—	—	—	3,739
Effect of exchange rates on cash	—	—	(257)	—	(257)
Change in cash and cash equivalents	26,932	(1,428)	(1,218)	—	24,286
Cash and cash equivalents at beginning of the period	24,674	4,240	41,729	—	70,643
Cash and cash equivalents at end of the period	$51,606	$2,812	$40,511	$—	$94,929

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$21,880	$(9,440)	$12,754	$—	$25,194
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	10,356	(7,220)	—	3,136
Purchases of property and equipment	(976)	(770)	(2,958)	—	(4,704)
Acquisitions of pawn stores, net of cash acquired	—	—	(1,468)	—	(1,468)
Investing activity with subsidiaries	22,067	—	(22,067)	—	—
Net cash flow provided by (used in) investing activities	21,091	9,586	(33,713)	—	(3,036)
Cash flow from financing activities:
Repayments of revolving credit facilities	(50,500)	—	—	—	(50,500)
Repayments of notes payable	(792)	—	—	—	(792)
Proceeds from exercise of share-based compensation awards	8,422	—	—	—	8,422
Income tax benefit from exercise of stock options	7,218	—	—	—	7,218
Net cash flow provided by (used in) financing activities	(35,652)	—	—	—	(35,652)
Effect of exchange rates on cash	—	—	1,548	—	1,548
Change in cash and cash equivalents	7,319	146	(19,411)	—	(11,946)
Cash and cash equivalents at beginning of the period	12,145	3,885	34,255	—	50,285
Cash and cash equivalents at end of the period	$19,464	$4,031	$14,844	$—	$38,339

Condensed Consolidating Balance Sheet
December 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$24,674	$4,240	$41,729	$—	$70,643
Pawn loan fees and service charges receivable	—	7,934	8,755	—	16,689
Pawn loans	—	56,566	58,668	—	115,234
Consumer loans, net	—	694	756	—	1,450
Inventories	—	33,817	43,976	—	77,793
Prepaid expenses and other current assets	1,971	—	1,398	—	3,369
Deferred tax assets	907	—	4,137	—	5,044
Total current assets	27,552	103,251	159,419	—	290,222

Property and equipment, net	4,155	47,374	56,608	—	108,137
Goodwill, net	—	149,470	101,771	—	251,241
Other non-current assets	—	6,020	3,353	—	9,373
Deferred tax assets	—	—	6,943	(6,943)	—
Intercompany receivable	—	—	156,794	(156,794)	—
Investments in subsidiaries	751,785	—	—	(751,785)	—
Total assets	$783,492	$306,115	$484,888	$(915,522)	$658,973

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,326	$—	$—	$—	$3,326
Accounts payable and accrued liabilities	13,804	6,942	17,277	—	38,023
Income taxes payable	7,302	—	110	—	7,412
Total current liabilities	24,432	6,942	17,387	—	48,761

Revolving unsecured credit facility	182,000	—	—	—	182,000
Notes payable, net of current portion	5,026	—	—	—	5,026
Deferred income tax liabilities	881	10,080	4,809	(6,943)	8,827
Intercompany payable	156,794	—	—	(156,794)	—
Total liabilities	369,133	17,022	22,196	(163,737)	244,614

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	176,675	—	—	—	176,675
Retained earnings	490,280	289,093	470,140	(751,785)	497,728
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,448)	—	(7,751)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2013
(unaudited, in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	414,359	289,093	462,692	(751,785)	414,359
Total liabilities and stockholders' equity	$783,492	$306,115	$484,888	$(915,522)	$658,973